Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 USD ($) $ / shares
Numerator:
Net loss attributable to Yingli Green Energy	¥ (3,318,028)		¥ (2,097,654)	¥ (5,600,526)	$ (509,971)
Denominator:
Weighted average ordinary shares outstanding (in shares)	181,763,770		181,763,770	181,763,770
Basic and diluted loss per share (in dollars per share) | (per share)	¥ (18.25)	$ (2.8)	¥ (11.54)	¥ (30.81)	$ (2.8)
American Depository Shares [Member]
Denominator:
Weighted average ordinary shares outstanding (in shares)	18,176,377		18,176,377	18,176,377
Basic and diluted loss per share (in dollars per share) | (per share)	¥ (182.55)		¥ (115.41)	¥ (308.12)	$ (28.06)